Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 734,808	$ 743,255
Allowance for loan losses	7,933	8,290	$ 4,683
Loans and acceptances, net of allowance	726,875	734,965
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	662,085	667,066
Allowance for loan losses	2,489	2,544	2,149
Loans and acceptances, net of allowance	659,596	664,522
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,466	72,800
Allowance for loan losses	4,659	4,902	1,653
Loans and acceptances, net of allowance	64,807	67,898
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,257	3,389
Allowance for loan losses	785	844	881
Loans and acceptances, net of allowance	2,472	2,545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,950	185,460
Allowance for loan losses	1,923	2,019	1,290
Loans and acceptances, net of allowance	183,027	183,441
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	168,555	168,321
Allowance for loan losses	504	567	698
Loans and acceptances, net of allowance	168,051	167,754
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,412	16,130
Allowance for loan losses	1,243	1,265	407
Loans and acceptances, net of allowance	14,169	14,865
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	983	1,009
Allowance for loan losses	176	187	185
Loans and acceptances, net of allowance	807	822
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78,252	78,377
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77,094	77,178
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,158	1,199
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65,720	60,709
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64,738	59,349
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	982	1,360
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,531	31,725
Consumer instalment and other personal [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,807	28,094
Consumer instalment and other personal [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,724	3,631
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,920	14,278
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,916	3,700
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,548	9,940
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	456	638
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	527	371
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	527	371
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	265,250	273,242
Allowance for loan losses	3,371	3,415
Loans and acceptances, net of allowance	261,879	269,827
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,316	247,505
Allowance for loan losses	1,306	1,321
Loans and acceptances, net of allowance	237,010	246,184
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,880	24,635
Allowance for loan losses	1,739	1,706
Loans and acceptances, net of allowance	24,141	22,929
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,054	1,102
Allowance for loan losses	326	388
Loans and acceptances, net of allowance	728	714
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	963	982
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	963	982
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	112,498	120,356
Business and government [member] | Investment grade or low/normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	112,207	120,106
Business and government [member] | Investment grade or low/normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	291	250
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	137,760	138,327
Business and government [member] | Non investment grade or medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	125,298	126,509
Business and government [member] | Non investment grade or medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,462	11,818
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,029	13,577
Business and government [member] | Watch and classified or high risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	811	890
Business and government [member] | Watch and classified or high risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,127	12,567
Business and government [member] | Watch and classified or high risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91	120
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	599,422	603,775
Allowance for off-balance sheet credit instruments	1,004	1,087
Total off-balancesheet credit instruments, net of allowance	598,418	602,688
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	585,471	586,345
Allowance for off-balance sheet credit instruments	358	381
Total off-balancesheet credit instruments, net of allowance	585,113	585,964
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,746	17,286
Allowance for off-balance sheet credit instruments	632	672
Total off-balancesheet credit instruments, net of allowance	13,114	16,614
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	205	144
Allowance for off-balance sheet credit instruments	14	34
Total off-balancesheet credit instruments, net of allowance	191	110
Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	211,036	200,950
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	210,721	200,226
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	315	724
Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	83,145	79,572
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	82,562	78,448
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	583	1,124
Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	21,030	36,631
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	20,298	35,187
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	732	1,444
Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,953	5,029
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,222	2,004
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,731	3,025
Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	205	144
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	205	144
Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	192,824	194,182
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	192,824	194,182
Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	83,195	82,833
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	77,809	76,280
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,386	6,553
Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,034	4,434
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	35	18
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,999	4,416
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	253,868	252,219
Allowance for loan losses	301	302	114	$ 110
Loans and acceptances, net of allowance	253,567	251,917
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	231,148	226,373
Allowance for loan losses	26	32	30	28
Loans and acceptances, net of allowance	231,122	226,341
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	21,818	24,873
Allowance for loan losses	214	205	28	26
Loans and acceptances, net of allowance	21,604	24,668
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	902	973
Allowance for loan losses	61	65	56	$ 56
Loans and acceptances, net of allowance	841	908
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181,319	172,835
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	178,240	169,710
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,079	3,125
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60,908	66,601
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	52,908	56,663
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,000	9,938
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,698	7,690
Residential mortgages [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,698	7,690
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,323	4,563
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,041	4,120
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	282	443
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	620	530
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	620	530
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	30,740	32,334
Allowance for loan losses	2,338	2,554	1,675
Loans and acceptances, net of allowance	28,402	29,780
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,066	24,867
Allowance for loan losses	653	624	743
Loans and acceptances, net of allowance	23,413	24,243
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,356	7,162
Allowance for loan losses	1,463	1,726	565
Loans and acceptances, net of allowance	4,893	5,436
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	318	305
Allowance for loan losses	222	204	$ 367
Loans and acceptances, net of allowance	96	101
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,911	3,965
Credit card [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,792	3,916
Credit card [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119	49
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,400	7,156
Credit card [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,321	7,027
Credit card [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	79	129
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,338	11,235
Credit card [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,588	10,431
Credit card [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	750	804
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,004	9,879
Credit card [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,365	3,493
Credit card [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,408	6,180
Credit card [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	231	206
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	87	99
Credit card [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 87	$ 99